Long-Term Deposits, Equipment Prepayments, Other and Commitments (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Long Term Deposits And Advance Payments On Equipment [Abstract]
Deposits	$ 83,059
Lease agreement description	The Company also entered into one ten-year lease agreement for a future facility in Quebec, with monthly payments totaling $64 ($81,500 CAD) which is expected to commence the first quarter of 2022.